Defined Benefit Plans - Summary of Actuarial Assumptions Used to Determine Defined Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Top of range [member]
Financial actuarial assumptions
Club Vita tables Scheme membership CMI	0.0150
Bottom of range [member]
Financial actuarial assumptions
Club Vita tables Scheme membership CMI	0.0125
Aegon Nederland N.V. [member]
Financial actuarial assumptions
Discount rate	2.09%	1.79%
Salary increase rate	Curve 2017	Curve 2016
Indexation	44.10% of Curve 2017	45.20% of Curve 2016
Aegon United Kingdom [member]
Demographic actuarial assumptions
Mortality	UK mortality table 1)	UK mortality table 1)
Financial actuarial assumptions
Discount rate	2.56%	2.69%
Price inflation	3.29%	3.37%
United States [member]
Demographic actuarial assumptions
Mortality	US mortality table 1)	US mortality table 2)
Financial actuarial assumptions
Discount rate	3.55%	4.10%
Salary increase rate	3.85%	3.87%
Health care trend rate	7.40%	7.25%